Transactions with Affiliates - Additional Information (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2020	Jan. 03, 2022	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Outstanding borrowings		$ 6.9		$ 8.4	$ 6.9
MacAndrews
Related Party Transaction [Line Items]
Outstanding borrowings		$ 6.9		$ 8.4
Interest rate		5.22%		5.95%
MacAndrews | 3-month LIBOR
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.00%
MacAndrews | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9.0		$ 9.0
Outstanding borrowings				$ 8.4	$ 6.9
Interest rate				5.95%	6.81%
MacAndrews | Revolving Credit Facility [Member] | 3-month LIBOR
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.00%